Net Income Per Share - Schedule of Calculation of Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net income attributable to ordinary shareholders		¥ 640,830	$ 90,258	¥ 643,959	¥ 219,056
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/income per share	[1]	6,899,456	6,899,456	6,840,079	6,727,552
Weighted average ordinary shares outstanding used in computing diluted net (loss)/income per share	[1]	6,899,456	6,899,456	6,840,079	6,727,552
Net income per share
Basic | (per share)		¥ 92.88	$ 13.08	¥ 94.14	¥ 32.56
Diluted | (per share)		¥ 92.88	$ 13.08	¥ 94.14	¥ 32.56

[1]	Effective August 31, 2021, the ratio of American Depositary Shares (“ADSs”) to Class A ordinary shares changed from each 25 ADSs representing one Class A ordinary share to each 2 ADSs representing one Class A ordinary share.